Details of the Controlled Entity (Details) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Incannex Pty Ltd [Member]
Details of the Controlled Entity (Details) [Line Items]
Increase (decrease) in number of ordinary shares issued (in Shares)	1
Subsidiary		100.00%
Ordinary shares			100.00%
Psychennex Pty Ltd [Member]
Details of the Controlled Entity (Details) [Line Items]
Subsidiary	100.00%	100.00%
Incannex Healthcare Limited [Member]
Details of the Controlled Entity (Details) [Line Items]
Ordinary shares		100.00%
Gameday International Pty Ltd [Member]
Details of the Controlled Entity (Details) [Line Items]
Subsidiary			100.00%